Components of other comprehensive income (loss) - Schedule of analysis of the other comprehensive (loss) income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Balances at the beginning		$ (1,562,498)	$ 116,240
Comprehensive (loss) income of the year		1,583,027	(1,726,367)
Deferred Tax effect		(2,805)	47,629	$ (71,762)
Net balances at the end	$ 861	17,724	(1,562,498)	116,240
Remeasurements of employee benefits
Balances at the beginning		(8,655)	(6,798)
Comprehensive (loss) income of the year		(9,279)	(2,651)
Deferred Tax effect		2,850	794
Net balances at the end		(15,084)	(8,655)	(6,798)
Derivative and non-derivative financial instruments
Balances at the beginning		(1,596,079)	104,772
Comprehensive (loss) income of the year		1,596,327	(1,747,686)
Deferred Tax effect		(5,655)	46,835
Net balances at the end		(5,407)	(1,596,079)	104,772
Exchange differences on the translation of foreign
Balances at the beginning		42,236	18,266
Comprehensive (loss) income of the year		(4,021)	23,970
Net balances at the end		$ 38,215	$ 42,236	$ 18,266